Marketable Securities – Related Party (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Related Party [Member]
Investment Income, Net
Next NRG Holding Corp [Member] | Related Party [Member]
Investment Income, Net	$ 621,378		$ 2,025,605
Chief Executive Officer [Member] | Ez Fill Holdings Inc [Member] | Next NRG Holding Corp [Member]
Equity Method Investment, Ownership Percentage	69.00%		69.00%